Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current assets [abstract]
Advances of income taxes and other refundable taxes		$ 335	$ 396
Non-trade accounts receivable	[1]	119	84
Interest and notes receivable		41	31
Current portion of valuation of derivative financial instruments		25	36
Loans to employees and others		15	11
Other accounts receivable		$ 535	$ 558

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.